MINERAL PROPERTIES, PLANT AND EQUIPMENT - Impairment assessment of Brucejack Mine (Details) - Pretium Exploration Inc.	1 Months Ended
Mar. 31, 2020 USD ($) $ / oz
Impairment assessment
Carrying amount of the cash-generating unit | $	$ 1,221,048
Gold price per ounce | $ / oz	1,550
Silver price per ounce | $ / oz	17.00
Foreign exchange rate	0.760
Discount rate (as a percent)	5.50%
Impairment loss | $	$ 0